Lease liabilities (Tables)	12 Months Ended
Aug. 31, 2024
Lease Liabilities
Schedule of lease liabilities

Amount
As at August 31, 2022	$-
Additions	203
Accretion of lease liabilities (Note 25)	9
Lease payments	(115)
Foreign exchange loss	4
As at August 31, 2023	$101
Additions	1,311
Accretion of lease liabilities (Note 25)	3
Lease payments	(72)
As at August 31, 2024	$1,343

	For the year ended August 31,
	2024	2023
Current portion of lease liabilities	$401	$65
Lease liabilities	942	36
Balance at end of year	$1,343	$101

Schedule of recognized in the statement of income and comprehensive income

	For the year ended August 31,
	2024	2023
Depreciation expense for right-of-use assets	$56	$119
Accretion of lease liabilities	3	9
Total amount	$59	$128

Schedule of lease commitments

Amount
Not later than one month	$45
Later than one month and not later than three months	91
Later than three months and not later than one year	410
Later than one year and not later than five years	1,085
Total undiscounted lease commitments	$1,631